Earnings per share - Additional information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [line items]
Diluted earnings per share (in dollars per share)	$ (1.68)	$ 2.25	[1]	$ 0.52	[1]
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)	236,590	236,590		236,590
Long term incentive plan 2019
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	59,161
Long term incentive plan 2020
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	36,098

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.